Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted Estimated Grant Option-Pricing - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted Estimated Grant Option-Pricing [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility		60.00%
Exercise price (in Dollars per share)	$ 2.2	$ 2.2
Attrition rate	30.00%	30.00%	30.00%
Minimum [Member]
Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted Estimated Grant Option-Pricing [Line Items]
Expected volatility	50.00%		50.00%
Risk-free interest rate	1.17%	2.39%	0.63%
Exercise price (in Dollars per share)			$ 0.06
Expected life (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Maximum [Member]
Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted Estimated Grant Option-Pricing [Line Items]
Expected volatility	60.00%		60.00%
Risk-free interest rate	1.67%	2.81%	3.29%
Exercise price (in Dollars per share)			$ 2.2
Expected life (in years)	7 years	7 years	7 years